Quarterly Financial Information (Unaudited)	12 Months Ended
Dec. 31, 2020
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Information (Unaudited)
15.	Quarterly Financial Information (Unaudited)
The following tables present the Company’s quarterly results ($ in thousands, except per share data):

2020	March 31	June 30	September 30	December 31
Total revenues	$57,037	$71,465	$76,920	$93,001
Net loss	(40,647)	(14,754)	(10,497)	(32,302)
Net loss attributable to stockholders	(39,677)	(14,262)	(10,315)	(32,004)
Net loss per share, basic and diluted	(0.69)	(0.21)	(0.14)	(0.38)

2019	March 31	June 30	September 30	December 31
Total revenues	$15,415	$18,745	$24,026	$36,122
Net loss	(2,468)	(3,596)	(3,076)	(11,838)
Net loss attributable to stockholders	(2,468)	(3,578)	(3,051)	(11,729)
Net loss per share, basic and diluted	(0.24)	(0.22)	(0.12)	(0.30)

2018	March 31	June 30	September 30	December 31
Total revenues	$—	$—	$—	$—
Net loss	(16)	(16)	(16)	(1,645)
Net loss per share, basic and diluted	(1.55)	(1.60)	(1.60)	(1.66)